Submission	Aug. 19, 2025
Submission [Line Items]
Central Index Key	0000059478
Registrant Name	ELI LILLY & Co
Registration File Number	333-285052
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A